UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22022

Advent/Claymore Global Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent/Claymore Global Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

July 31, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments — 90.4%
	Convertible Preferred Stocks — 28.8%
	Aluminum, Steel and Other Metals — 1.8%
75,000	Freeport-McMoRan Copper & Gold, Inc., Ser. 6.75%, 2010	$10,616,250

	Automotive — 2.1%
417,919	Merrill Lynch Intl Co., Ser. SUZK, 8.00%, 2008 (Antigua) (a)	12,234,579

	Chemicals — 0.8%
5,400	Givaudan Nederland Finance, 5.375%, 2010 (Netherlands)	4,754,472

	Diversified Manufactured Operations — 2.4%
100,000	Siemens/KBC Synthetic (Germany) (a)	13,688,504

	Entertainment — 1.6%
222,750	Lehman Brothers Holdings, Inc., Ser. IGT, 8.00%, 2008 (a)	8,110,327
223,880	Lehman Brothers Holdings, Inc., Ser. SIX, 9.00%, 2008 (a)	944,774

		9,055,101

	Financial Services — 1.5%
110,000	BankUnited Financial Corp., Ser, 6.75%, 2010	4,521,000
170,000	E*Trade Financial Corp., 6.125%, 2008	4,122,500

		8,643,500

	Insurance — 3.4%
3,600	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (b)	4,630,680
200,000	IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)	4,825,000
158,000	MetLife, Inc., Ser. B, 6.375%, 2008	4,721,040
200,000	XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	5,472,000

		19,648,720

	Internet — 1.4%
329,815	Merrill Lynch & Co., Inc., Ser. YHOO, 8.00%, 2008 (a)(b)	8,021,101

	Machine Tools — 1.4%
63,000	SMC Corp/Merrill Lynch, 8.00%, 2008 (Netherlands) (a)(b)	8,351,595

	Metals — 1.9%
215,000	Vale Capital, Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (a)	11,154,200

	Oil and Gas — 1.9%
40,000	Chesapeake Energy Corp., 6.25%, 2009	11,160,000

	Real Estate — 2.1%
12,000	Kerry Prop/Lehman Brothers Synthetic, 8.00%, 2008 (Netherlands) (a)	12,000,000

	Real Estate Investment Trust — 0.9%
235,000	HRPT Properties Trust, Ser. D, 6.50%, 2049	5,280,450

	Semiconductor — 1.8%
445,820	Wachovia Bank NA., Ser. INTC, 8.00%, 2008 (a)(b)	10,276,151

	Telecommunication Equipment — 0.9%
5,000	Lucent Technologies Capital Trust I., 7.75% 2017	5,025,000

	Utilities-Gas and Electric — 1.9%
90,000	Entergy Corp., 7.625%, 2009	5,580,000
120,000	PNM Resources, Inc., 6.75%, 2008	5,654,400

		11,234,400

	Waste Management — 1.0%
17,500	Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	5,904,062

	Total Convertible Preferred Stocks - 28.8% (Cost $171,566,296)	167,048,085

Principal Amount		Value
	Convertible Bonds — 37.4%
	Agriculture — 2.1%
94,000,000 HK$	Chaoda/Lehman Synthetic., A+
	9.00%, 6/25/08 (Hong Kong) (a)	12,371,187

	Automotive — 3.6%
$13,625,000	General Motors Corp., Ser. B, B-
	5.25%, 3/06/32, Convertible Senior Debenture (Germany)	11,009,000
7,400,000	Daimler/DB Synthetic, NR
	8.00%, 6/20/08, (Germany) (a)(b)	9,942,098

		20,951,098

	Auto Parts and Equipment — 1.6%
7,000,000	Continental/Calyon Synthetic, NR
	8.00%, 6/18/08 (Channel Islands) (a)	9,527,336

	Chemicals — 1.9%
5,500,000	Bayer Capital Corp. BV., BBB-
	6.625%,6/01/09, Subordinated Convertible Debenture (Netherlands)	10,867,646

	Commercial Services — 1.4%
7,000,000 Euro	USG People/JP Morgan International Derivatives Ltd., AA-
	8.00%, 6/18/08, (Channel Islands) (a)	8,365,045

	Computers-Software and Peripherals — 1.9%
11,500,000	Novell, Inc., NR
	0.50%,7/15/24, Senior Unsecured Convertible Notes (c)	10,896,250

	Diversified Metals and Mining — 1.2%
7,000,000	Peabody Energy Corporation, B
	4.75%,12/15/66, Senior Unsecured Convertible Debenture	6,912,500

	Financial Services — 6.1%
2,875,000	Alesco Financial, Inc., NR
	7.625%, 5/15/27, Senior Unsecured Convertible Note (b)	2,145,469
12,000,000	CompuCredit Corporation., NR
	5.875%, 11/30/35, Senior Unsecured Convertible Notes	10,185,000
3,500,000	Fortflinix S.A., A-
	5.384%, 11/07/72 (Luxembourg) (d)	6,000,698
6,100,000	Swiss Reinsurance Co., AA-
	6.00%, 12/15/08, Senior Unsecured Convertible Note (Switzerland)	5,217,340
11,500,000	Wells Fargo & Co., AA+
	5.10625%, 5/01/33, Senior Convertible Notes (d)	11,500,000

		35,048,507

	Gas and Electric — 1.7%
7,200,000	Cez/Deutsche Bank AG., AA-
	8.00%, 6/20/08, Note (United Kingdom) (a)(b)	9,779,834

	Health Care Products and Services — 2.1%
94,000,000 HK$	Hengan/Dexia Banque Internationale & Luxembourg S.A., AA
	8.00%, 7/24/08 (a)	12,121,361

	Machinery-Diversified — 2.2%
12,500,000	Nabisco Corp./Allegro Investment Corp., NR
	8.00%, 7/16/2008 (a)(b)	12,500,000

	Media — 0.9%
2,000,000	CCH I LLC., NR
	11.00%, 10/1/2015, Senior Secured Convertible Note	2,005,000
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., CCC
	8.75%, 11/15/13, Senior Unsecured Convertible Note	2,985,000

		4,990,000

	Metals — 3.5%
6,000,000	Vallourec/Figaro Finance Ltd., NR
	3.875%, 9/18/09, Senior Secured Convertible Note (United Kingdom) (a)	9,898,349
5,000,000	Xstrata/Calyon Synthetic, NR
	8.00%, 6/12/08, (Channel Islands) (a)	10,652,003

		20,550,352

	Oil and Gas — 0.5%
3,000,000	Harvest Energy Trust., NR
	7.25%, 9/30/13, Subordinated Convertible Note (Canada)	2,879,888

	Retail-Specialty Stores — 2.7%
12,000,000	Don Quijote/BNP Paribas SA., AA
	8.00%, 6/30/08, Note (France) (a)(b)	11,600,340
1,750,000	Punch Taverns Redwood Jersey Co., NR
	5.00%, 12/14/10, Senior Unsecured Convertible Bond	4,297,225

		15,897,565

	Telecommunications — 4.0%
11,500,000	Level 3 Communications, Inc., CCC
	6.00%, 9/15/09, Subordinated Convertible Notes	10,867,500
8,300,000	Orascom/Weather Capital Finance., NR
	4.75%, 2/27/13, Senior Unsecured Convertible Bond (Luxembourg) (a)	12,263,558

		23,131,058

	Total Convertible Bonds — 37.4% (Cost $222,791,859)	216,789,627

	Corporate Bonds — 2.3%
	Financial Services — 1.6%
10,000,000	CDX North America High Yield, B+,
	7.625%, 6/29/12 (b)	9,000,000

	Health Care Products and Services — 0.7%
	HCA, Inc., B-
2,000,000	6.50%, 2/15/16, Senior Unsecured Note	1,550,000
3,000,000	8.36%, 4/15/24, Unsecured Debenture	2,659,104

		4,209,104

	Total Corporate Bonds — 2.3% (Cost $14,319,222)	13,209,104

Number of Shares		Value
	Common Stock — 21.9%
	Automotive — 0.9%
170,000	Suzuki Motor Corp. (Japan)	4,968,714

	Biotechnology — 1.3%
117,500	Genzyme Corp. (e)(f)	7,410,725

	Building Products and Services — 0.5%
28,600	Holcim Ltd. (Switzerland)	3,063,437

	Chemicals — 0.6%
28,335	Linde AG (Germany)	3,368,985

	Diversified Manufactured Operations — 0.4%
17,050	Siemens AG (Germany) (e)	2,183,821

	Engineering — 0.6%
143,050	ABB Ltd. (Switzerland)	3,512,654

	Financial Services — 3.9%
245,000	CapitalSource, Inc.	4,655,000
175,000	Enerplus Resources Fund (Canada)	7,637,556
568,900	Man Group PLC (United Kingdom) (e)(f)	6,566,267
150,000	MF Global Ltd. (e)	3,739,500

		22,598,323

	Health Care Products and Services — 0.3%
570,000	Hengen International Group Co., Ltd. (Hong Kong)	1,937,326

	Hotels — 0.2%
25,000	Hilton Hotels Corp.	1,105,250

	Leisure and Entertainment — 0.7%
275,000	Shuffle Master, Inc. (e)	3,995,750

	Machinery — 0.5%
60,063	Heidelberger Druckmaschin AG (Germany)	2,955,711

	Oil & Gas — 6.0%
390,000	ARC Energy Trust-Units (Canada)	7,805,479
285,000	Bonavista Energy Trust (Canada)	8,042,192
435,000	Crescent Point Energy Trust (Canada)	8,229,455
40,000	Fugro N.V. (Netherlands)	2,689,517
260,000	Harvest Energy Trust (Canada)	7,609,459

		34,376,102

	Pharmaceuticals — 1.0%
34,000	Roche Holding AG (Switzerland)	6,063,154

	Telecommunication — 2.7%
800,000	Level 3 Communications, Inc. (e)	4,184,000
60,000	Millicom International Cellular S.A. (Luxembourg) (e)(f)	4,818,000
80,000	NII Holdings, Inc. (e)(f)	6,721,600

		15,723,600

	Transportation — 1.3%
5,250,750	Pacific Basin Shipping Ltd. (Bermuda)	7,782,616

	Utilities — 1.0%
565,000	British Energy Group PLC (United Kingdom)	5,746,280

	Total Common Stock — 21.9% (Cost $133,432,275)	126,792,448

	Total Long-Term Investments — 90.4% (Cost $542,109,652)	523,839,264

Principal Amount		Value
	Short-Term Investments — 14.4%
	Money Market Fund — 3.3%
$19,113,543	Goldman Sachs Financial Prime Obligations	19,113,543
	U.S. Government Agency Obligations — 11.1%
64,100,000	Federal Home Loan Bank Discount Note
	($64,100,000 par, yielding 4.90%, 8/1/2007) (g)	64,100,000

	Total Short-Term Investments — 14.4% (Cost $83,213,543)	83,213,543

	Total Investments — 104.8% (Cost $625,323,195)	607,052,807
	Liabilities in excess of other assets — (4.8%)	(27,847,953)
	Total Options Written — (0.00%)	(84,214)

	Net Assets — 100.0%	$579,120,640

LLC - Limited Liability Corp.

(a)	A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company’s common stock.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to 14.9% of net assets.

(c)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. The rating shown is as of July 31, 2007.

(d)	Floating rate security. The rate shown is as of July 31, 2007.

(e)	Non-income producing security.

(f)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(g)	All or a portion of these securities have been physically segregated in connection with swap agreements.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets unless otherwise noted.

The Fund values equity securities at the last reported sale price on the primary exchange or in the primary Over-the-Counter market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sales price as of the close of the exchange on which they are traded. Preferred stocks for which the last sales price is not available are valued at the last available bid price. Debt securities are valued by independent pricing services or dealers using the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Country Allocation*
United States	50.2%
Netherlands	7.1%
Germany	7.1%
Canada	7.0%
United Kingdom	5.3%
Luxembourg	3.8%
Guernsey, Channel Islands	3.3%
Switzerland	2.9%
Hong Kong	2.4%
Bermuda	2.1%
Antigua	2.0%
France	1.9%
Brazil	1.8%
Jersey, Channel Islands	1.4%
Cayman Islands	0.9%
Japan	0.8%

*	Subject to change daily. Based on total investments.

See previously submitted prospectus.

ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments (Continued)

July 31, 2007

Contracts (100 shares per contract)	Call Options Written	Expiration Date	Exercise Price	Value
150	Millicom International Cellular S.A.	August 2007	$90.00	$(15,000)
189	Man Group PLC	September 2007	640.00	(24,964)
200	Genzyme Corp.	September 2007	65.00	(39,000)
100	NII Holdings, Inc.	September 2007	100.00	(5,250)

	Total Call Options Written (Premiums received $126,230)			$(84,214)

Swap Agreements

Counterparty	Underlying Term Loan	Termination Date	Notional Amount (000)		Paying Floating Rate	Unrealized Depreciation
Citigroup	Yell Group PLC, LIBOR + 2.0%, due 02/10/13	07/30/2008	5,000	(a)		(119,627)
Citigroup	Health Management Associates, Inc., US LIBOR + 1.75%, due 02/28/14	07/30/2008	5,000	(a)		(198,132)
Citigroup	Georgia-Pacific Corp., US LIBOR + 1.75%, due 12/22/12	07/25/2008	7,000	(a)		(324,379)
Citigroup	Advanced Micro Devices, US LIBOR + 2.25%, due 12/31/13	06/13/2008	9,975	(a)		(506,260)
Citigroup	Graphic Packaging International Inc., US LIBOR + 2.0%, due 05/16/14	06/23/2008	14,925	(a)		(634,075)
Citigroup	Lifepoint Hospitals Inc., LIBOR + 1.625%, due 08/23/12	07/10/2008	15,000	(a)		(781,547)
JPMorgan Chase & Co.	Virgin Media Investment Holding, EURIBOR + 2.0%, due 10/04/13	07/01/2008	5,000	(a)		—
JPMorgan Chase & Co.	Virgin Media Investment Holding, GB LIBOR + 2.125%, due 10/04/13	07/01/2008	5,000	(a)		—
JPMorgan Chase & Co.	DirectTV Holdings LLC, US LIBOR + 1.5%, due 04/13/13	07/01/2008	7,500	(a)		(75,000)
JPMorgan Chase & Co.	Tenneco Automotive Inc., US LIBOR + 1.75%, due 03/16/14	07/01/2008	5,000	(a)		(100,000)
JPMorgan Chase & Co.	Time Warner Telecommunications Holdings, US LIBOR + 2.25%, due 01/07/13	07/01/2008	5,000	(a)		(118,750)
JPMorgan Chase & Co.	Isle of Capri Casinos, US LIBOR + 1.75%, due 07/26/14	07/01/2008	5,000	(a)		(125,000)
JPMorgan Chase & Co.	NRG Holdings Inc., US LIBOR + 2.5%, due 06/08/14	07/01/2008	6,097		5.87%	(200,044)
JPMorgan Chase & Co.	Windstream Corp., US LIBOR + 1.5%, due 07/17/13	07/01/2008	10,000		5.87%	(250,000)
JPMorgan Chase & Co.	Level 3 Communications Inc., LIBOR + 2.25%, due 03/13/14	07/01/2008	13,000		5.87%	(325,000)
JPMorgan Chase & Co.	NRG Energy Inc., US LIBOR, due 02/01/13	07/01/2008	12,500		5.87%	(410,125)
JPMorgan Chase & Co.	Dollar General Corp., LIBOR + 2.75%, due 07/16/14	07/01/2008	5,000		5.87%	(425,000)
JPMorgan Chase & Co.	Celanese Holdings LLC., US LIBOR + 1.75%, due 03/30/14	07/01/2008	9,975		5.87%	(448,875)
JPMorgan Chase & Co.	Boise Cascade LLC, LIBOR + 1.5%, due 04/30/14	07/01/2008	9,013		5.87%	(450,634)
JPMorgan Chase & Co.	Allied Waste North America, US LIBOR, due 03/28/14	07/01/2008	9,116		5.87%	(455,786)
JPMorgan Chase & Co.	Mirant North America LLC, US LIBOR + 1.75%, due 01/03/13	07/01/2008	14,969	(a)		(598,750)
JPMorgan Chase & Co.	Davita Inc., US LIBOR + 1.5%, due 10/05/12	07/01/2008	15,000		5.87%	(712,500)
JPMorgan Chase & Co.	Las Vegas Sands LLC, US LIBOR + 1.75%, due 05/23/14	07/01/2008	15,000		5.87%	(724,950)
JPMorgan Chase & Co.	RH Donnelley Inc., US LIBOR + 1.5%, due 06/30/11	07/01/2008	14,974		5.87%	(748,725)
JPMorgan Chase & Co.	Delta Air Lines Inc., LIBOR + 2.0%, due 04/30/12	07/01/2008	14,175		5.87%	(779,625)
JPMorgan Chase & Co.	Idearc Inc., US LIBOR + 2.0%, due 11/17/14	07/01/2008	14,975		5.87%	(898,496)
JPMorgan Chase & Co.	HCA, US LIBOR + 2.75%, due 11/16/13	07/01/2008	19,962		5.87%	(998,120)
JPMorgan Chase & Co.	Charter Communications, US LIBOR + 2.0%, due 03/06/14	07/01/2008	17,000		5.87%	(1,105,000)
JPMorgan Chase & Co.	Community Health Systems Inc., US LIBOR + 2.25%, due 07/25/14	07/01/2008	20,000		5.87%	(1,200,000)
JPMorgan Chase & Co.	Ford Motor Company, US LIBOR + 3.0%, due 12/15/13	07/01/2008	19,962		5.87%	(1,247,650)

						$(14,962,050)

For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset.

(a)	Not settled as of July 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: September 28, 2007

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date: September 28, 2007